Income Taxes - Schedule of Reconciles the U.S. Federal Statutory Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciles the U.S. Federal Statutory Tax [Abstract]
U.S. federal statutory tax rate	$ (7,710,795)
U.S. federal statutory tax rate, percentage	(21.00%)
State income taxes, net of federal income tax effect	$ (282,645)
State income taxes, net of federal income tax effect, percentage	(0.80%)
Foreign tax effects
Statutory tax rate difference between Puerto Rico and United States	$ (247,107)
Statutory tax rate difference between Puerto Rico and United States, percentage	(0.60%)
Changes in valuation allowance	$ (10,338)
Changes in valuation allowance, percentage
Effect of cross-border tax laws
Global intangible low-tax income	$ 22,250
Global intangible low-tax income, percentage	0.10%
Changes in valuation allowance	$ 151,649
Changes in valuation allowance, percentage	0.40%
Nontaxable or nondeductible items
Change in Fair Value of SAFE agreements	$ 3,647,367
Change in Fair Value of SAFE agreements, percentage	9.90%
Transaction costs	$ 548,015
Transaction costs, percentage	1.50%
Loss on extinguishment of debt	$ 1,202,942
Loss on extinguishment of debt, percentage	3.30%
Deferred tax true-ups	$ 2,551,581
Deferred tax true-ups, percentage	6.90%
Other adjustments
Other	$ 127,081
Other, percentage	0.30%
Effective tax rate		$ 581
Effective tax rate, percentage	0.00%